UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    April 25, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      105

Form 13F Information Table Entry Total:       $176,955,000



List of Other Included Managers:

NONE

                                                                  Form 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2284    64900 SH       SOLE                             64900
Abercrombie & Fitch            COM              002896207      418    26100 SH       SOLE                             26100
Albertson's Inc                COM              013104104     1501    48600 SH       SOLE                             48600
Amer Home Prod                 COM              026609107      753    14015 SH       SOLE                             14015
Amgen Inc                      COM              031162100      393     6410 SH       SOLE                              6410
Applebees Int                  COM              037899101     1401    49800 SH       SOLE                             49800
Assoc Banc-Corp                COM              045487105     3311   110834 SH       SOLE                            110834
Atlantic Richfield             COM              048825103     4975    58534 SH       SOLE                             58534
Avery Dennison                 COM              053611109      495     8100 SH       SOLE                              8100
BP Amoco PLC                   COM              055622104     3179    59700 SH       SOLE                             59700
Bank One Corp                  COM              059438101     1407    40789 SH       SOLE                             40789
Barnes & Noble                 COM              067774109     1458    62200 SH       SOLE                             62200
Barrick Gold Corp              COM              067901108      245    15600 SH       SOLE                             15600
Baxter Intl Inc                COM              071813109      263     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      619    13200 SH       SOLE                             13200
Bemis Company                  COM              081437105      570    15450 SH       SOLE                             15450
Borders Group                  COM              099709107     1800   104700 SH       SOLE                            104700
Bristol Myers Squibb           COM              110122108     8113   139875 SH       SOLE                            139875
CVS Corp                       COM              585745102     1931    51401 SH       SOLE                             51401
CenterPoint Properties         COM              151895109      740    20300 SH       SOLE                             20300
Chevron Corp                   COM              166751107      445     4812 SH       SOLE                              4812
Cisco Systems                  COM              17275R102      271     3500 SH       SOLE                              3500
Citigroup Inc                  COM              172967101      225     3750 SH       SOLE                              3750
Clayton Homes                  COM              184190106      561    55400 SH       SOLE                             55400
Compaq Computers               COM              204493100     1509    55900 SH       SOLE                             55900
Computer Sciences Corp.        COM              205363104      981    12400 SH       SOLE                             12400
Compuware Corp                 COM              205638109      769    36500 SH       SOLE                             36500
Disney (Walt)                  COM              254687106      268     6500 SH       SOLE                              6500
Duke-Weeks Realty              COM              264411505     1360    71100 SH       SOLE                             71100
El Paso Energy                 COM              283905107     1711    42375 SH       SOLE                             42375
Emerson Elec                   COM              291011104     1347    25350 SH       SOLE                             25350
Equity Residential Properties  COM              29476L107      229     5700 SH       SOLE                              5700
Ericsson LM cl B               COM              294821400      647     6900 SH       SOLE                              6900
Ethan Allen                    COM              297602104     2073    82901 SH       SOLE                             82901
Exxon Mobil Corp               COM              30231g102     7088    90946 SH       SOLE                             90946
First American Bankshares      COM                             814     2300 SH       SOLE                              2300
Firstar Corp                   COM              33761C103      322    14030 SH       SOLE                             14030
Fiserv Inc                     COM              337738108     2387    64200 SH       SOLE                             64200
GTE Corp                       COM              362320103     1136    16000 SH       SOLE                             16000
Gannett Inc                    COM              364730101     3167    45000 SH       SOLE                             45000
General Electric               COM              369604103     8293    53290 SH       SOLE                             53290
Genuine Parts                  COM              372460105      347    14527 SH       SOLE                             14527
Gillette Co                    COM              375766102     3298    87496 SH       SOLE                             87496
Grainger W W                   COM              384802104      510     9400 SH       SOLE                              9400
Halliburton Co                 COM              406216101      624    15175 SH       SOLE                             15175
Health Care Realty Tr.         COM              421946104     2386   142424 SH       SOLE                            142424
Heinz H.J. Co                  COM              423074103     1211    34735 SH       SOLE                             34735
Hercules, Inc.                 COM              427056106      336    20850 SH       SOLE                             20850
Hewlett Packard                COM              428236103     4770    35900 SH       SOLE                             35900
Home Depot                     COM              437076102      256     3975 SH       SOLE                              3975
Hon Industries                 COM              438092108     2975   115550 SH       SOLE                            115550
Honeywell International Inc.   COM              438506107     3998    75889 SH       SOLE                             75889
Hospitality Properties         COM              44106m102     2778   137171 SH       SOLE                            137171
IBM Corp                       COM              459200101      534     4525 SH       SOLE                              4525
Illinois Tool Works            COM              452308109     1431    25900 SH       SOLE                             25900
Intel Corp                     COM              458140100     3615    27402 SH       SOLE                             27402
Johnson Controls               COM              478366107     1888    34927 SH       SOLE                             34927
Johnson&Johnson                COM              478160104     2935    41775 SH       SOLE                             41775
Kimberly Clark                 COM              494368103     4255    75900 SH       SOLE                             75900
Kohls Corp                     COM              500255104      251     2450 SH       SOLE                              2450
Liberty Property               COM              531172104     2820   117800 SH       SOLE                            117800
Lucent Tech                    COM              549463107      712    11626 SH       SOLE                             11626
MCI WorldCom Inc               COM              345316160      248     5475 SH       SOLE                              5475
Manpower Inc                   COM              56418H100      557    15700 SH       SOLE                             15700
Marcus Corp                    COM              566330106      319    24650 SH       SOLE                             24650
Marshall & Ilsley              COM              571834100     3651    63216 SH       SOLE                             63216
McDonalds Corp                 COM              580135101      579    15496 SH       SOLE                             15496
McGraw-Hill                    COM              580645109      318     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107     9377   150930 SH       SOLE                            150930
Meredith Corp                  COM              589433101      573    20700 SH       SOLE                             20700
Microsoft Corp                 COM              594918104      721     6788 SH       SOLE                              6788
Mylan Labs Inc                 COM              628530107     1922    69901 SH       SOLE                             69901
Newell Rubbermaid Inc.         COM              651221061     1778    71675 SH       SOLE                             71675
Northern Sts Pwr               COM              665772109      666    33500 SH       SOLE                             33500
Officemax Inc                  COM              67622m108     1539   236700 SH       SOLE                            236700
Pe Corp Com Celera Genomics    COM              69332s201      210     2278 SH       SOLE                              2278
Pe Corp Com Pe Biosystems Grp  COM              69332s102      879     9112 SH       SOLE                              9112
Penney J C                     COM              708160106      431    29007 SH       SOLE                             29007
Pepsico, Inc.                  COM              713448108     2558    73350 SH       SOLE                             73350
Pfizer Inc                     COM              717081103      302     8250 SH       SOLE                              8250
Phillips Petroleum Co          COM              718507106      666    14400 SH       SOLE                             14400
Placer Dome                    COM              725906101       84    10300 SH       SOLE                             10300
Procter & Gamble               COM              742718109     1232    21813 SH       SOLE                             21813
Royal Dutch Petro              COM              780257705     3954    68400 SH       SOLE                             68400
SBC Commun Inc.                COM              78387G103     2281    54137 SH       SOLE                             54137
Schlumberger                   COM              806857108     4232    55322 SH       SOLE                             55322
Sherwin Williams Co.           COM              824348106     1466    66250 SH       SOLE                             66250
Sprint Corp                    COM              852061100      789    12470 SH       SOLE                             12470
Sprint PCS                     COM                             231     3520 SH       SOLE                              3520
Sysco Corp                     COM              871829107     2195    60750 SH       SOLE                             60750
TECO Energy Inc                COM              872375100     2889   148610 SH       SOLE                            148610
Thomas & Betts                 COM              884315102      470    16652 SH       SOLE                             16652
Times Mirror Co New Class A    COM              887364107      217     2340 SH       SOLE                              2340
Transocean Sedco Forex Inc.    COM              g90078109      679    13229 SH       SOLE                             13229
Tribune Co                     COM              896047107     3132    85650 SH       SOLE                             85650
UNUMProvident Corp             COM              91529y106      637    37600 SH       SOLE                             37600
US West Inc  (New)             COM              912889102     1115    15352 SH       SOLE                             15352
Unocal Corp                    COM              915289102      241     8100 SH       SOLE                              8100
Vodafone Airtouch PLC 6/99 was COM              92857T107      859    15455 SH       SOLE                             15455
WPS Resources                  COM              92931B106      996    38400 SH       SOLE                             38400
Walgreen Co                    COM              931422109     1994    77420 SH       SOLE                             77420
Wallace Computer               COM              932270101     1631   138050 SH       SOLE                            138050
Warner Lambert                 COM              934488107     2117    21670 SH       SOLE                             21670
Wells Fargo  10/98 Exch. Norwe COM              949740104      678    16650 SH       SOLE                             16650
Wisconsin Energy               COM              976657106     2157   108171 SH       SOLE                            108171